Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2015	2014
Held for sale:
Marine Fuel Oil	$82,076	$131,372
Marine Gas Oil	30,529	22,921
	112,605	154,293
Held for consumption:
Marine Fuel Oil	1,124	1,819
Lubricants	569	700
Stores	14	14
Victuals	219	164
	1,926	2,697
Total	$114,531	$156,990